UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2015 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2015

	Shares	Value
Common Stocks - 96.6%
Consumer Discretionary - 11.1%
Beazer Homes USA, Inc.*,1	20,804	$347,427
Big Lots, Inc.[1]	7,430	356,566
Career Education Corp.*	64,285	238,497
Cavco Industries, Inc.*	5,655	404,615
Cherokee, Inc.	22,826	585,259
EVINE Live, Inc.*	64,159	172,588
Kirkland’s, Inc.	14,382	321,006
Nautilus, Inc.*	24,463	373,795
Shiloh Industries, Inc.*	27,603	317,710
Shoe Carnival, Inc.	13,734	355,711
Strayer Education, Inc.*	6,499	339,508
Total Consumer Discretionary		3,812,682
Consumer Staples - 1.5%
Central Garden and Pet Co., Class A*	17,254	218,263
The Hain Celestial Group, Inc.*	5,046	307,100
Total Consumer Staples		525,363
Energy - 5.2%
Aegean Marine Petroleum Network, Inc.	29,608	250,484
Alon USA Energy, Inc.	23,320	432,353
Ardmore Shipping Corp.	34,423	386,226
Matador Resources Co.*	15,897	364,200
Penn Virginia Corp.*	23,381	28,759
Tsakos Energy Navigation, Ltd.	35,019	262,993
U.S. Energy Corp.*	111,264	68,984
Total Energy		1,793,999
Financials - 5.2%
Argo Group International Holdings, Ltd.	6,841	382,959
Atlas Financial Holdings, Inc.*	19,738	318,374
Banc of California, Inc.	28,597	354,317
Evercore Partners, Inc., Class A	6,370	333,661
Stewart Information Services Corp.	9,938	384,998
Total Financials		1,774,309
Health Care - 25.8%
Acadia Healthcare Co., Inc.*	7,370	538,231
Addus HomeCare Corp.*	15,728	452,023
Albany Molecular Research, Inc.*	25,687	512,199
AtriCure, Inc.*	34,856	852,578
BioTelemetry, Inc.*	22,037	314,909
Cardiovascular Systems, Inc.*	13,302	320,312

	Shares	Value
Cutera, Inc.*	33,848	$495,196
DexCom, Inc.*	4,589	432,008
Dyax Corp.*	15,149	348,730
EndoChoice Holdings, Inc.*	11,720	198,068
Genesis Healthcare, Inc.*	47,564	345,315
Harvard Bioscience, Inc.*	79,908	349,198
Icad, Inc.*	30,939	122,828
ICON PLC*	6,761	520,597
IGI Laboratories, Inc.*	30,997	242,706
Neogen Corp.*	6,243	322,388
Pacific Biosciences of California, Inc.*	62,776	312,624
Pernix Therapeutics Holdings, Inc.*	34,320	165,422
Supernus Pharmaceuticals, Inc.*	39,308	713,440
Synergetics USA, Inc.*	84,369	358,568
Tandem Diabetes Care, Inc.*	29,093	333,988
Trinity Biotech PLC, Sponsored ADR	16,417	252,165
Vocera Communications, Inc.*	32,116	377,042
Total Health Care		8,880,535
Industrials - 13.6%
Builders FirstSource, Inc.*	24,731	366,266
CRA International, Inc.*	15,225	345,912
Hudson Technologies, Inc.*	90,567	282,569
Knoll, Inc.	17,804	425,872
Korn/Ferry International	13,655	465,226
LSI Industries, Inc.	47,423	450,044
Manitex International, Inc.*,1	31,535	201,824
Matson, Inc.	10,270	386,974
PGT, Inc.*	30,766	411,341
PowerSecure International, Inc.*	24,410	294,385
Radiant Logistics, Inc.*	43,139	259,697
Steelcase, Inc., Class A	20,208	356,267
WageWorks, Inc.*	6,364	285,171
Willdan Group, Inc.*	16,003	144,667
Total Industrials		4,676,215
Information Technology - 30.1%
Alliance Fiber Optic Products, Inc.	19,180	361,735
Autobytel, Inc.*	21,611	381,434
Barracuda Networks, Inc.*,1	11,362	298,707
Callidus Software, Inc.*	24,721	389,850
Carbonite, Inc.*	33,368	367,382
Cardtronics, Inc.*	11,666	402,477

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 30.1% (continued)
Digimarc Corp.*,1	9,090	$346,602
DSP Group, Inc.*	35,938	314,457
Everyday Health, Inc.*	16,033	156,482
Gigamon, Inc.*	17,622	401,429
GSI Group, Inc.*	24,733	321,282
The Hackett Group, Inc.	42,061	592,639
HubSpot, Inc.*	6,858	324,315
Infoblox, Inc.*	23,208	446,522
Interactive Intelligence Group, Inc.*	8,341	292,018
Lionbridge Technologies, Inc.*	48,837	260,301
LogMeln, Inc.*	8,189	510,502
Mattersight Corp.*,1	45,760	297,440
Mellanox Technologies, Ltd.*	7,708	311,712
Mitek Systems, Inc.*	105,845	349,288
Model N, Inc.*	30,235	311,420
PFSweb, Inc.*	40,229	524,988
Proofpoint, Inc.*,1	7,797	439,283
Sigma Designs, Inc.*	73,592	724,881
Silver Spring Networks, Inc.*	39,332	456,251
Telenav, Inc.*	53,497	378,224
Zix Corp.*	88,441	387,372
Total Information Technology		10,348,993
Materials - 4.1%
Codexis, Inc.*	73,839	275,419
Globe Specialty Metals, Inc.	12,856	176,641
Senomyx, Inc.*,1	51,582	343,536

	Shares	Value
U.S. Concrete, Inc.*	11,802	$611,108
Total Materials		1,406,704
Total Common Stocks
(cost $26,460,884)		33,218,800

	Principal Amount
Short-Term Investments - 6.1%
Repurchase Agreements - 3.0%[2]
Barclays Capital, dated 08/31/15, due 09/01/15, 0.130%, total to be received $37,703 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.750%, 10/15/15 - 05/15/45,totaling $38,457)	$37,703	37,703
Cantor Fitzgerald Securities, Inc., dated 08/31/15, due 09/01/15, 0.150%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 09/25/15 - 07/20/65,totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,037,703

	Shares
Other Investment Companies - 3.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.10%	1,054,836	1,054,836
Total Short-Term Investments (cost $2,092,539)		2,092,539
Total Investments - 102.7% (cost $28,553,423)		35,311,339
Other Assets, less Liabilities - (2.7)%		(917,189)
Net Assets - 100.0%		$34,394,150

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $28,891,606 for federal income tax purposes at August 31, 2015, the aggregate gross unrealized appreciation and depreciation were $7,946,958 and $1,527,225, respectively, resulting in net unrealized appreciation of investments of $6,419,733.

*	Non-income producing security.
[1]	Some or all of these shares, amounting to a market value of $1,005,535, or 2.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the August 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee and Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

Notes to Schedule of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of August 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks†	$33,218,800	—	—	$33,218,800
Short-Term Investments
Repurchase Agreements	—	$1,037,703	—	1,037,703
Other Investment Companies	1,054,836	—	—	1,054,836

Total Investments in Securities	$34,273,636	$1,037,703	—	$35,311,339

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of August 31, 2015, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: September 23, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: September 23, 2015